Share-based Payments Arrangement - CHTSC's Employee Stock Options Outstanding (Detail) - CHT Security Co., Ltd. (CHTSC) [Member]	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Feb. 20, 2021 $ / shares	Dec. 31, 2019 $ / shares	Dec. 20, 2019 $ / shares	Dec. 31, 2018 $ / shares
Granted on December 20, 2019 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of Exercise Price	$ 19.085	$ 19.085
Number of Options Outstanding	3,174	4,328		4,500		0
Weighted-average Remaining Contractual Life (Years)	2 years 11 months 19 days	3 years 11 months 19 days
Weighted-average Exercise Price	$ 19.085	$ 19.085		$ 19.085		$ 0
Options Exercisable Number of Options	1,058	1,082		0
Option Exercisable Weighted-average Exercise Price	$ 19.085	$ 19.085		$ 0	$ 19.085
Granted on February 20, 2021 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of Exercise Price	$ 19.085
Number of Options Outstanding	3,324	0
Weighted-average Remaining Contractual Life (Years)	4 years 1 month 20 days
Weighted-average Exercise Price	$ 19.085	$ 0
Options Exercisable Number of Options	0
Option Exercisable Weighted-average Exercise Price	$ 0		$ 19.085